Submission	Sep. 11, 2025
Submission [Line Items]
Central Index Key	0002067746
Registrant Name	JOSS Realty REIT, Inc.
Form Type	S-11
Submission Type	S-11
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A